Overview and Summary Of Significant Accounting Policies Schedule of Accounts and notes receivable (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables from Customers	$ 166,812		$ 125,715	$ 125,540
Unbilled Receivables, Current	108,806		91,463	74,488
Receivables from Stockholder	6,434		5,178
Other Receivables	15,373		13,848	17,373
Accounts Receivable, Allowance for Credit Loss	(3,765)		(2,283)	(1,117)
Accounts Receivable, after Allowance for Credit Loss, Current	293,660		233,921	216,523
Accounts Receivable, Allowance for Credit Loss, Current	3,765	$ 1,063	2,283	1,117	$ 647
Accounts Receivable, Credit Loss Expense (Reversal)	1,022	983	7,413	5,851
Accounts Receivable, Allowance for Credit Loss, Writeoff	(159)	(1,522)	(7,764)	(7,008)
Accounts Receivable, Allowance for Credit Loss, Recovery	$ 619	$ 485	$ 1,517	$ 1,627